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                        CIGNA LIFE INSURANCE COMPANY
                   CIGNA  VARIABLE ANNUITY SEPARATE ACCOUNT I
              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS


                          October 16, 1996 Supplement
                                       to
                             May 1, 1996 Prospectus


Effective with respect to Contracts issued on and after October 21, 1996, the Optional Death Benefit, Option A - Premium Payments Made, Less Partial Withdrawals, will be provided without additional charge.

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                        CIGNA LIFE INSURANCE COMPANY
                   CIGNA VARIABLE ANNUITY SEPARATE ACCOUNT I
              FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS


                          October 16, 1996 Supplement
                                       to
                             May 1, 1996 Prospectus


No funds may be deposited in, or transferred or allocated to, the one-year sub-account of the Fixed Account during the period of October 21, 1996 through November 22, 1996, inclusive, unless such funds are subject to a Dollar Cost Average election.